Other information about investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investments
Schedule of detailed information about parent company

PARENT COMPANY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership
Eni SpA (#)	Rome	Italy	EUR	4,005,358,876	Cassa Depositi e Prestiti SpA	27.73
					Ministero dell’Economia e delle Finanze	4.67
					Eni SpA	4.65
					Other shareholders	62.95

Schedule of subsidiaries

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agenzia Giornalistica Italia SpA	Rome	Italy	EUR	2,000,000	Eni SpA	100.00	100.00	F.C.
D-Share SpA	Milan	Italy	EUR	121,719.25	AGI SpA	100.00	100.00	F.C.
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	EUR	3,360,000	Eni SpA	100.00	100.00	F.C.
Eni Energia Italia Srl	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Co.
Eni Trading & Shipping SpA (in liquidation)	Rome	Italy	EUR	334,171	Eni SpA	100.00		Co.
EniProgetti SpA	Venezia Marghera (VE)	Italy	EUR	2,064,000	Eni SpA	100.00	100.00	F.C.
EniServizi SpA	San Donato Milanese (MI)	Italy	EUR	13,427,419.08	Eni SpA	100.00	100.00	F.C.
Eniverse Ventures Srl	San Donato Milanese (MI)	Italy	EUR	1,550,000	Eni SpA	100.00		Co.
Enivibes Srl	Milan	Italy	EUR	3,552,632	Eniverse Third parties	76.00 24.00
									Servizi Aerei SpA	San Donato Milanese (MI)	Italy	EUR	48,205,536	Eni SpA	100.00	100.00	F.C.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Banque Eni SA	Bruxelles (Belgium)	Belgium	EUR	50,000,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Eni Finance USA Inc	Dover (USA)	USA	USD	2,500,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Insurance DAC	Dublin (Ireland)	Ireland	EUR	500,000,000	Eni SpA	100.00	100.00	F.C.
Eni International BV	Amsterdam (Netherlands)	Netherlands	EUR	641,683,425	Eni SpA	100.00	100.00	F.C.
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	GBP	50,000	Eni SpA Eni UK Ltd	99.99 (..)	100.00	F.C.
Eni Next Llc	Dover (USA)	USA	USD	100	Eni Petroleum Co Inc	100.00	100.00	F.C.
EniProgetti Egypt Ltd	Cairo (Egypt)	Egypt	EGP	50,000	EniProgetti SpA	99.00		Eq.
					Eni SpA	1.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Other activities

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Rewind SpA	San Donato Milanese (MI)	Italy	EUR	101,755,495.30	Eni SpA Third parties	99.99 (..)	100.00	F.C.
Industria Siciliana Acido Fosforico - ISAF -SpA (in liquidation)	Gela (CL)	Italy	EUR	1,300,000	Eni Rewind SpA	52.00		Eq.
					Third parties	48.00
Progetto Nuraghe Scarl	Porto Torres (SS)	Italy	EUR	10,000	Eni Rewind SpA	100.00		Eq.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Rewind International BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Oleodotto del Reno SA	Coira (Switzerland)	Switzerland	CHF	1,550,000	Eni Rewind SpA	100.00		Eq.

F-165
Table of Contents

Schedule of detailed information about consolidated subsidiaries with significant non-controlling interest
	2023	2022
(€ million)	EniPower Group	EniPower Group
Non controlling interest (%)	49.00	49.00
Current assets	374	547
Non-current assets	868	812
Current liabilities	389	587
Non-current liabilities	46	34

Revenues	1,251	1,636
Profit	169	171
Total comprehensive income	169	171

Net cash provided by operating activities	198	228
Net cash used in investing activities	(126)	(52)
Net cash used in financing activities	(3)	(11)
Net increase (decrease) in cash and cash equivalents	(31)	(192)
Profit attributable to non-controlling interest	86	54
Dividends paid to minority interest	36	59

Schedule of detailed information about principal joint ventures, joint operations and associates
Company name	Registered office	Country of operation	Segment	% ownership	% equity ratio
Joint venture
Azule Energy Holdings Ltd	London (United Kingdom)	United Kingdom	Exploration & Production	50.00	50.00
Cardón IV SA	Caracas (Venezuela)	Venezuela	Exploration & Production	50.00	50.00
Mozambique Rovuma Venture SpA	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Saipem SpA	Milan (Italy)	Italy	Corporate and financial companies	31.19	31.20
SeaCorridor Srl	San Donato Milanese (MI) (Italy)	Italy	Global Gas & LNG Portfolio	50.10	50.10
St. Bernard Renewables Llc	Wilmington (USA)	USA	Enilive and Refining	50.00	50.00
Vårgrønn AS	Stavanger (Norway)	Norway	Plenitude	65.00	65.00

Joint Operation
Damietta LNG (DLNG) SAE	Damietta (Egypt)	Egypt	Global Gas & LNG Portfolio	50.00	50.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Global Gas & LNG Portfolio	50.00	50.00
Raffineria di Milazzo ScpA	Milazzo (ME) (Italy)	Italy	Enilive and Refining	50.00	50.00

Associates
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Enilive and Refining	20.00	20.00
Abu Dhabi Oil Refining Company (Takreer)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Enilive and Refining	20.00	20.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	Exploration & Production	25.00	25.00
QatarEnergy LNG NFE (5) (former Qatar Liquefied Gas Company Limited (9))	Doha (Qatar)	Qatar	Exploration & Production	25.00	25.00
Vår Energi ASA	Sandnes (Norway)	Norway	Exploration & Production	63.04	63.04

Schedule of joint ventures

Main line items of profit and loss and balance sheet related to the joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:

2023
(€ million)	Azule Energy Holdings Ltd	St. Bernard Renewables Llc	Saipem SpA	SeaCorridor Srl	Other joint ventures
Current assets	3,554	317	8,104	165	1,701
- of which cash and cash equivalent	546	65	2,136	104	551
Non-current assets	19,976	1,594	4,737	964	15,174
Total assets	23,530	1,911	12,841	1,129	16,875
Current liabilities	2,360	134	6,857	55	2,242
- of which current financial liabilities			97		85
Non-current liabilities	11,670	119	3,588	16	11,671
- of which non-current financial liabilities	4,239	119	2,599	1	10,140
Total liabilities	14,030	253	10,445	71	13,913
Net equity	9,500	1,658	2,396	1,058	2,962
Eni’s % of the investment	50.00	50.00	31.20	50.10
Book value of the investment	4,750	829	722	530	1,420
Revenues and other income	5,125	591	11,898	456	2,500
Operating expense	(814)	(598)	(10,967)	(42)	(1,445)
Other operating profit (loss)		(45)	(5)		(2)
Depreciation, amortization and impairments	(2,560)	(28)	(489)	(43)	(556)
Operating profit (loss)	1,751	(80)	437	371	497
Finance income (expense)	(373)	(4)	(167)	(3)	(356)
Income (expense) from investments	332		60	33	(23)
Profit (loss) before income taxes	1,710	(84)	330	(401)	118
Income taxes	(404)		(145)	(303)	(122)
Profit (loss)	1,306	(84)	185	98	(4)
Other comprehensive income (loss)	(295)	(22)	59	(8)	(105)
Total other comprehensive income (loss)	1,011	(106)	244	90	(109)
Profit (loss) attributable to Eni	653	(42)	56	49	(55)
Dividends received from the joint venture	829			95	15

2022
(€ million)	Azule Energy Holdings Ltd	Saipem SpA	Cardón IV SA	Other joint ventures
Current assets	3,869	7,627	425	741
- of which cash and cash equivalent	966	2,052	7	219
Non-current assets	21,281	4,770	1,812	13,639
Total assets	25,150	12,397	2,237	14,380
Current liabilities	2,635	6,932	431	1,764
- of which current financial liabilities	159	1,040	3	1,278
Non-current liabilities	12,369	3,352	940	10,740
- of which non-current financial liabilities	4,403	1,993	43	10,146
Total liabilities	15,004	10,284	1,371	12,504
Net equity	10,146	2,113	866	1,876
Eni’s % of the investment	50.00	31.20	50.00
Book value of the investment	5,073	645	433	915
Revenues and other income	2,422	9,991	942	526
Operating expense	(956)	(9,455)	(679)	(463)
Other operating profit (loss)		7		25
Depreciation, amortization and impairments	(1,099)	(445)	(127)	(258)
Operating profit (loss)	367	98	136	(170)
Finance income (expense)	(142)	(195)		(167)
Income (expense) from investments	718	(65)		(4)
Profit (loss) before income taxes	943	(162)	(136)	(341)
Income taxes	(33)	(153)	(122)	62
Profit (loss) - discontinued operations		106
Profit (loss)	910	(209)	14	(279)
Other comprehensive income (loss)	(516)	24	30	119
Total other comprehensive income (loss)	394	(185)	44	(160)
Profit (loss) attributable to Eni	455	(82)	7	7
Dividends received from the joint venture	475			8

The results for the year and the comprehensive income of the significant joint ventures are shown below:

	2023
(€ million)	Mozambique Rovuma Venture SpA	Cardón IV SA	Vårgrønn AS
Profit (loss)	131	(28)	(77)
Other comprehensive income (loss)	(35)	(30)	(39)
Total other comprehensive income (loss)	96	(58)	(116)

	2022
(€ million)	Vårgrønn AS	Mozambique Rovuma Venture SpA
Profit (loss)	(17)	(202)
Other comprehensive income (loss)	(7)	72
Total other comprehensive income (loss)	(24)	(130)

Schedule of interests in associates

Main line items of profit and loss and balance sheet related to the associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:

2023
(€ million)	Abu Dhabi Oil Refining Company (Takreer)	Vår Energi ASA	QatarEnergy LNG NFE (5)	Other associates
Current assets	3,506	1,502		6,209
- of which cash and cash equivalent	196	665		472
Non-current assets	17,036	15,784	1,884	13,791
Total assets	20,542	17,286	1,884	20,000
Current liabilities	648	1,843	83	5,738
- of which current financial liabilities				551
Non-current liabilities	7,722	14,734	44	9,860
- of which non-current financial liabilities	4,972	3,586		9,723
Total liabilities	8,370	16,577	127	15,598
Net equity	12,172	709	1,757	4,402
Eni’s % of the investment	20.00	63.04	25.00
Book value of the investment	2,434	447	439	1,001
Revenues and other income	29,259	6,335		36,559
Operating expense	(26,459)	(1,242)	(18)	(36,070)
Other operating income (expense)	(738)			(168)
Depreciation, amortization and impairments	(426)	(1,840)		(73)
Operating profit (loss)	1,636	3,253	(18)	248
Finance income (expense)	(154)	(148)	3	(111)
Income (expense) from investments				43
Profit (loss) before income taxes	1,482	3,105	(15)	180
Income taxes		(2,541)	4	13
Profit (loss)	1,482	564	(11)	193
Other comprehensive income (loss)	(412)	(48)	(55)	(153)
Total other comprehensive income (loss)	1,070	516	(66)	40
Profit (loss) attributable to Eni	296	356	(3)	22
Dividends received from the associate	277	640		143

2022
(€ million)	Abu Dhabi Oil Refining Company (Takreer)	Vår Energi ASA	Coral FLNG SA	Other associates
Current assets	3,730	1,612	578	4,828
- of which cash and cash equivalent	150	417	25	284
Non-current assets	17,896	15,821	7,386	8,830
Total assets	21,626	17,433	7,964	13,658
Current liabilities	2,681	3,044	695	4,220
- of which current financial liabilities		561	1	411
Non-current liabilities	6,458	13,179	5,949	4,220
- of which non-current financial liabilities	5,366	2,404	5,926	4,056
Total liabilities	9,139	16,223	6,644	8,440
Net equity	12,487	1,210	1,320	5,218
Eni’s % of the investment	20.00	63.08	25.00
Book value of the investment	2,497	763	330	1,381
Revenues and other income	36,240	9,520	59	37,846
Operating expense	(32,916)	(1,280)	(49)	(36,754)
Other operating income (expense)	(702)			(10)
Depreciation, amortization and impairments	(741)	(1,881)	(4)	(247)
Operating profit (loss)	1,881	6,359	6	835
Finance income (expense)	(83)	(495)	553	(14)
Income (expense) from investments				3
Profit (loss) before income taxes	1,798	5,864	559	824
Income taxes		(4,768)	1	(26)
Profit (loss)	1,798	1,096	560	798
Other comprehensive income (loss)	646	(144)	29	(81)
Total other comprehensive income (loss)	2,444	952	589	717
Profit (loss) attributable to Eni	360	691	140	411
Dividends received from the associate	142	469		97

The results for the year and the comprehensive income of the significant associates are shown below:

	2023
(€ million)	ADNOC Global Trading Ltd	Coral FLNG SA
Profit (loss)	602	(161)
Other comprehensive income (loss)	(27)	(38)
Total other comprehensive income (loss)	575	(199)

		2022
(€ million)	ADNOC Global Trading Ltd	Qatar Liquefied Gas Company Limited (9)	Novamont SpA
Profit (loss)	849		(152)
Other comprehensive income (loss)	5	(16)	(107)
Total other comprehensive income (loss)	854	(16)	(259)

Exploration & Production
Disclosure of detailed information about investments
Schedule of subsidiaries

SUBSIDIARIES

EXPLORATION & PRODUCTION

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	EUR	5,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	EUR	200,000	Eni SpA	100.00	100.00	F.C.
Eni Natural Energies Mozambico Srl	San Donato Milanese (MI)	Mozambique	EUR	100,000	Eni Natural Energies SpA	100.00		Eq.
Eni Natural Energies SpA	San Donato Milanese (MI)	Italy	EUR	100,000	Eni SpA	100.00	100.00	F.C.
Eni Timor Leste SpA	San Donato Milanese (MI)	East Timor	EUR	4,386,849	Eni SpA	100.00	100.00	F.C.
Eni West Africa SpA	San Donato Milanese (MI)	Angola	EUR	1,000,000	Eni SpA	100.00		Eq.
Floaters SpA	San Donato Milanese (MI)	Italy	EUR	200,120,000	Eni SpA	100.00	100.00	F.C.
Ieoc SpA	San Donato Milanese (MI)	Egypt	EUR	1,518,000	Eni SpA	100.00	100.00	F.C.
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	EUR	3,652,000	Eni SpA Third parties	99.96 0.04	99.96	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(#) Company with shares quoted on regulated market of Italy or of other EU countries.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Bacton CCS Ltd	London (United Kingdom)	United Kingdom	GBP	10,000	Eni CCUS H. Ltd	100.00		Eq.
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	USD	12,002	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy (Egypt) Ltd	London (United Kingdom)	Egypt	GBP	2	Burren Energy Plc	100.00		Eq.
Burren Energy Congo Ltd	Road Town (British Virgin Islands)	Republic of the Congo	USD	50,000	Burren En. (Berm) Ltd	100.00	100.00	F.C.
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	GBP	2	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy Plc	London (United Kingdom)	United Kingdom	GBP	28,819,023	Eni UK Holding Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Burren Shakti Ltd	Hamilton (Bermuda)	United Kingdom	USD	213,138	Burren En. India Ltd	100.00	100.00	F.C.
Eni Abu Dhabi BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Albania BV	Amsterdam (Netherlands)	Albania	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Ltd Sàrl	Luxembourg (Luxembourg)	Algeria	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni America Ltd	Dover (USA)	USA	USD	72,000	Eni UHL Ltd	100.00	100.00	F.C.
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	ARS	31,997,266	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Australia BV	Amsterdam (Netherlands)	Australia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Australia Ltd	London (United Kingdom)	Australia	GBP	20,000,000	Eni International BV	100.00	100.00	F.C.
Eni Bahrain BV	Amsterdam (Netherlands)	Bahrain	EUR	20,000	Eni International BV	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni BB Petroleum Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni BTC Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni International BV	100.00		Eq.
Eni Bukat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Canada Holding Ltd	Calgary (Canada)	Canada	USD	3,938,200,001	Eni International BV	100.00	100.00	F.C.
Eni CBM Ltd	London (United Kingdom)	Indonesia	USD	2,210,728	Eni Lasmo Plc	100.00		Eq.
Eni CCUS Holding Ltd	London (United Kingdom)	United Kingdom	GBP	167,020,000	Eni UK Ltd	100.00	100.00	F.C.
Eni China BV	Amsterdam (Netherlands)	China	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Congo SAU	Pointe-Noire (Republic of the Congo)	Republic of the Congo	USD	500,000	Eni E&P Holding BV	100.00	100.00	F.C.
Eni Côte d'Ivoire Ltd	London (United Kingdom)	Ivory Coast	GBP	1	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	EUR	2,011	Eni International BV	100.00	100.00	F.C.
Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltda	Rio de Janeiro (Brazil)	Brazil	BRL	1,596,052,720	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni East Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni East Med BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Elgin/Franklin Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	29,832,777.12	Eni International BV	100.00	100.00	F.C.
Eni Ganal Deepwater Ltd	Hamilton (Bermuda)	Indonesia	USD	12,700	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Ganal Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	EUR	1,013,439	Eni International BV	100.00	100.00	F.C.
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	GHS	21,412,500	Eni International BV	100.00	100.00	F.C.
Eni GoM Llc	Dover (USA)	USA	USD	5,000	Eni Marketing Inc	100.00	100.00	F.C.
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	3,036,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Hydrocarbons Venezuela Ltd	London (United Kingdom)	Venezuela	GBP	8,050,500	Eni Lasmo Plc	100.00		Eq.
Eni In Amenas Ltd	Aberdeen (United Kingdom)	Algeria	USD	1	Eni Algeria Expl.BV	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni In Salah Ltd	Nassau (Bahamas)	Algeria	USD	1,002	Eni IS Exploration Ltd	60.48	100.00	F.C.
					Eni Algeria Expl.BV	39.52
Eni India Ltd	London (United Kingdom)	India	GBP	1	Eni Lasmo Plc	100.00		Eq.
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	GBP	100	Eni ULX Ltd	100.00	100.00	F.C.
Eni Indonesia Ots 1 Ltd	George Town (Cayman Islands)	Indonesia	USD	1.01	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	USD	25,000	Eni International BV	100.00	100.00	F.C.
Eni Investments Plc	London (United Kingdom)	United Kingdom	GBP	750,050,000	Eni SpA Eni UK Ltd	99.99 (..)	100.00	F.C.
Eni Iran BV	Amsterdam (Netherlands)	Iran	EUR	20,000	Eni International BV	100.00		Eq.
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni IS Exploration Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni Algeria Expl.BV	100.00	100.00	F.C.
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 03-13 Ltd	London (United Kingdom)	Australia	GBP	250,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 06-105 Pty Ltd	Perth (Australia)	Australia	AUD	80,830,576	Eni International BV	100.00	100.00	F.C.
Eni JPDA 11-106 BV	Amsterdam (Netherlands)	Australia	EUR	50,000	Eni International BV	100.00	100.00	F.C.
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Krueng Mane Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	GBP	337,638,724.25	Eni Investments Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni Lebanon BV	Amsterdam (Netherlands)	Lebanon	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Liverpool Bay Operating Co Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00		Eq.
Eni LNS Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00	100.00	F.C.
Eni Makassar Ltd	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Marketing Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Maroc BV	Amsterdam (Netherlands)	Morocco	EUR	20,000	Eni International BV	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV Eni Oil Holdings BV	99.90 0.10	100.00	F.C.
Eni Middle East Ltd	London (United Kingdom)	United Arab Emirates	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni MOG Ltd (in liquidation)	London (United Kingdom)	United Kingdom	GBP	0 (a)	Eni Lasmo Plc Eni LNS Ltd	99.99 (..)	100.00	F.C.
Eni Montenegro BV	Amsterdam (Netherlands)	Republic of Montenegro	EUR	20,000	Eni International BV	100.00		Eq.
Eni Mozambique Engineering Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni Lasmo Plc	100.00		Eq.
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Myanmar BV	Amsterdam (Netherlands)	Myanmar	EUR	20,000	Eni International BV	100.00		Eq.
Eni New Energy Egypt SAE	Cairo (Egypt)	Egypt	EGP	250,000	Eni International BV	99.98		Eq.
					Ieoc Exploration BV	0.01
					Ieoc Production BV	0.01
Eni North Africa BV	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Oil & Gas Inc	Dover (USA)	USA	USD	100,800	Eni America Ltd	100.00	100.00	F.C.
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	GBP	1,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	450,000	Eni ULX Ltd	100.00	100.00	F.C.
Eni Oman BV	Amsterdam (Netherlands)	Oman	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Peri Mahakam Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Petroleum Co Inc	Dover (USA)	USA	USD	156,600,000	Eni SpA	63.86	100.00	F.C.
					Eni International BV	36.14
Eni Petroleum US Llc	Dover (USA)	USA	USD	1,000	Eni BB Petroleum Inc	100.00	100.00	F.C.
Eni Qatar BV	Amsterdam (Netherlands)	Qatar	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni RAK BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Rapak Deepwater Ltd	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Rapak Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni RD Congo SA	Kinshasa (Democratic Republic of the Congo)	Democratic Republic of the Congo	CDF	750,000,000	Eni International BV Eni Oil Holdings BV	99.99 (..)		Eq.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

(a) Shares without nominal value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Mozambique	EUR	20,000	Eni Mozamb. LNG H. BV	100.00	100.00	F.C.
Eni Sharjah BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni South Africa BV	Amsterdam (Netherlands)	Republic of South Africa	EUR	20,000	Eni International BV	100.00		Eq.
Eni South China Sea Ltd Sàrl	Luxembourg (Luxembourg)	China	USD	20,000	Eni International BV	100.00		Eq.
Eni Timor 22-23 BV	Amsterdam (Netherlands)	East Timor	EUR	20,000	Eni International BV	100.00		Eq.
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	1,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	USD	20,000	Burren En. (Berm) Ltd	100.00	100.00	F.C.
Eni UHL Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	GBP	424,050,000	Eni Lasmo Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni UK Ltd	London (United Kingdom)	United Kingdom	GBP	50,000,000	Eni International BV	100.00	100.00	F.C.
Eni UKCS Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Ukraine Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Eni Ukraine LLC (in liquidation)	Kiev (Ukraine)	Ukraine	UAH	98,419,627.51	Eni Ukraine Hold. BV	99.99
					Eni International BV	0.01
Eni ULT Ltd	London (United Kingdom)	United Kingdom	GBP	93,215,492.25	Eni Lasmo Plc	100.00	100.00	F.C.
Eni ULX Ltd	London (United Kingdom)	United Kingdom	GBP	200,010,000	Eni ULT Ltd	100.00	100.00	F.C.
Eni US Operating Co Inc	Dover (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni USA Gas Marketing Llc	Dover (USA)	USA	USD	10,000	Eni Marketing Inc	100.00	100.00	F.C.
Eni USA Inc	Dover (USA)	USA	USD	1,000	Eni Oil & Gas Inc	100.00	100.00	F.C.
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	EUR	20,000	Eni Venezuela E&P H.	100.00	100.00	F.C.
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	USD	254,443,200	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	(..)
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni West Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni West Timor Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Yemen Ltd	London (United Kingdom)	United Kingdom	GBP	1,000	Burren Energy Plc	100.00		Eq.
Export LNG Ltd	Hong Kong (Hong Kong)	Republic of the Congo	USD	322,325,000	Eni SpA	100.00	100.00	F.C.
First Calgary Petroleums LP	Wilmington (USA)	Algeria	USD	1	Eni Canada Hold. Ltd	99.99	100.00	F.C.
					FCP Partner Co ULC	0.01
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	CAD	10	Eni Canada Hold. Ltd	100.00	100.00	F.C.
Ieoc Exploration BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00		Eq.
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Lasmo Sanga Sanga Ltd	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Liverpool Bay CCS Ltd	London (United Kingdom)	United Kingdom	GBP	117,310,000	Eni CCUS H. Ltd	100.00	100.00	F.C.
Liverpool Bay Ltd (in liquidation)	London (United Kingdom)	United Kingdom	USD	1	Eni ULX Ltd	100.00		Co.
LLC "Eni Energhia"	Moscow (Russia)	Russia	RUB	2,000,000	Eni Energy Russia BV	99.90		Eq.
					Eni Oil Holdings BV	0.10
Mizamtec Operating Company S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni US Op. Co Inc	99.90		Eq.
					Eni Petroleum Co Inc	0.10
Nigerian Agip CPFA Ltd	Lagos (Nigeria)	Nigeria	NGN	1,262,500	NAOC Ltd	98.02		Co.
					Agip En Nat Res. Ltd	0.99
					Nigerian Agip E. Ltd	0.99
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	0.01
Nigerian Agip Oil Co Ltd	Abuja (Nigeria)	Nigeria	NGN	1,800,000	Eni International BV	99.89	100.00	F.C.
					Eni Oil Holdings BV	0.11
Zetah Congo Ltd	Nassau (Bahamas)	Republic of the Congo	USD	300	Eni Congo SAU	66.67		Co.
					Burren En. Congo Ltd	33.33
Zetah Kouilou Ltd	Nassau (Bahamas)	Republic of the Congo	USD	2,000	Eni Congo SAU	54.50		Co.
					Burren En. Congo Ltd	37.00
					Third parties	8.50

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Schedule of interests in joint arrangements and associates

JOINT ARRANGEMENTS AND ASSOCIATES

EXPLORATION & PRODUCTION

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agri-Energy Srl (†)	Jolanda di Savoia (FE)	Italy	EUR	50,000	Eni Natural Energies SpA	50.00		Eq.
					Third parties	50.00
Azule Energy Angola SpA	San Donato Milanese (MI)	Angola	EUR	20,200,000	Azule Energy Holdings Ltd	100.00
Mozambique Rovuma Venture SpA (†)	San Donato Milanese (MI)	Mozambique	EUR	20,000,000	Eni SpA Third parties	35.71 64.29		Eq.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Agiba Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00		Co.
					Third parties	50.00
Ashrafi Island Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Azule Energy Angola (Block 18) BV (former BP Angola (Block 18) BV)	Rotterdam (Netherlands)	Angola	EUR	2,275,625.42	Azule Energy Holdings Ltd	100.00
Azule Energy Angola BV (former Eni Angola Exploration BV)	Amsterdam (Netherlands)	Angola	EUR	20,000	Azule Energy Holdings Ltd	100.00
Azule Energy Angola Production BV (former Eni Angola Production BV)	Amsterdam (Netherlands)	Angola	EUR	20,000	Azule Energy Holdings Ltd	100.00
Azule Energy Exploration Angola (KB) Ltd (former BP Exploration Angola (Kwanza Benguela) Ltd)	Sunbury On Thames (United Kingdom)	Angola	USD	1	Azule Energy Holdings Ltd	100.00
Azule Energy Exploration (Angola) Ltd (former BP Exploration (Angola) Ltd)	Sunbury On Thames (United Kingdom)	Angola	USD	1,000,000	Azule Energy Holdings Ltd	100.00
Azule Energy Gas Supply Services Inc	Dover (USA)	USA	USD	1,000	Azule Energy Holdings Ltd	100.00
Azule Energy Holdings Ltd (†)	London (United Kingdom)	United Kingdom	USD	1,000,000	Eni International BV	50.00		Eq.
					Third parties	50.00
Azule Energy Ltd (former Angola JVCO Ltd)	Sunbury On Thames (United Kingdom)	Angola	USD	1,000	Azule Energy Holdings Ltd	100.00
Azule Energy US Gas Llc (former BP Gas Supply (Angola) Llc)	Wilmington (USA)	USA	USD	12,800,000	Azule En. Gas Sup. S. Inc	100.00
Barentsmorneftegaz Sàrl (†)	Luxembourg (Luxembourg)	Russia	USD	20,000	Eni Energy Russia BV	33.33		Eq.
					Third parties	66.67
(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Cabo Delgado Gas Development Limitad (†)	Maputo (Mozambique)	Mozambique	MZN	2,500,000	Eni Mozamb. LNG H. BV Third parties	50.00 50.00		Co.
Cardon IV SA (†)	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV Third parties	50.00 50.00		Eq.
Compañia Agua Plana SA	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV Third parties	26.00 74.00		Co.
Coral FLNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000	Eni Mozamb. LNG H. BV	25.00		Eq.
					Third parties	75.00
Coral South FLNG DMCC	Dubai (United Arab Emirates)	United Arab Emirates	AED	500,000	Eni Mozamb. LNG H. BV Third parties	25.00 75.00		Eq.
East Delta Gas Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	37.50 62.50		Co.
East Obaiyed Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	37.50		Co.
					Third parties	62.50
El Temsah Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
EI-Fayrouz Petroleum Co (†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV Third parties	50.00 50.00
Fedynskmorneftegaz Sarl (†)	Luxembourg (Luxembourg)	Russia	USD	20,000	Eni Energy Russia BV	33.33		Eq.
					Third parties	66.67
In Salah Gas Ltd	St. Helier (Jersey)	Algeria	GBP	180	Eni In Salah Ltd	25.56		Co.
					Third parties	74.44
In Salah Gas Services Ltd	St. Helier (Jersey)	Algeria	GBP	180	Eni In Salah Ltd	25.56		Co.
					Third parties	74.44
Isatay Operating Company LIp (†)	Astana (Kazakhstan)	Kazakhstan	KZT	400,000	Eni Isatay Third parties	50.00 50.00		Co.
Karachaganak Petroleum Operating BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000	Agip Karachaganak BV	29.25		Co.
					Third parties	70.75
Khaleej Petroleum Co Wll	Safat (Kuwait)	Kuwait	KWD	250,000	Eni Middle E. Ltd	49.00		Eq.
					Third parties	51.00
Liberty National Development Co Llc	Wilmington (USA)	USA	USD	0(a)	Eni Oil & Gas Inc Third parties	32.50 67.50		Eq.
Mediterranean Gas Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Meleiha Petroleum Company	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	37.50		Co.
					Third parties	62.50
Melitah Oil & Gas BV (†)	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni North Africa BV Third parties	50.00 50.00		Co.
Nile Delta Oil Co Nidoco	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	37.50		Co.
					Third parties	62.50
Norpipe Terminal Holdco Ltd	London (United Kingdom)	Norway	GBP	55.69	Eni SpA Third parties	14.20 85.80		Eq.
North Bardawil Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV Third parties	30.00 70.00
North El Burg Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
North El Hammad Petroleum Co	Cairo (Egypt)	Egypt	USD	20,000	Ieoc Production BV Third parties	18.75 81.25		Co.
Petrobel Belayim Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV Third parties	50.00 50.00		Co.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.
(a) Shares without nominal value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
PetroBicentenario SA (†)	Caracas (Venezuela)	Venezuela	VED	0	Eni Lasmo Plc Third parties	40.00 60.00		Eq.
PetroJunín SA (†)	Caracas (Venezuela)	Venezuela	VED	0.02	Eni Lasmo Plc Third parties	40.00 60.00		Eq.
PetroSucre SA	Caracas (Venezuela)	Venezuela	VED	0	Eni Venezuela BV	26.00		Eq.
					Third parties	74.00
Pharaonic Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Port Said Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	50.00		Co.
					Third parties	50.00
QatarEnergy LNG NFE (5) (former Qatar Liquefied Gas Company Limited (9))	Doha (Qatar)	Qatar	USD	1,175,885,000	Eni Qatar BV Third parties	25.00 75.00		Eq.
Rovuma LNG Investment (DIFC) Ltd	Dubai (United Arab Emirates)	Mozambique	USD	50,000	Eni Mozamb. LNG H. BV	25.00		Eq.
					Third parties	75.00
Rovuma LNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000	Eni Mozamb. LNG H. BV	25.00		Eq.
					Third parties	75.00
Shorouk Petroleum Company	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Production BV	25.00		Co.
					Third parties	75.00
Société Centrale Electrique du Congo SA	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	44,732,000,000	Eni Congo SAU Third parties	20.00 80.00		Eq.
Société Italo Tunisienne d’Exploitation Pétrolière SA (†)	Tunis (Tunisia)	Tunisia	TND	5,000,000	Eni Tunisia BV	50.00		Eq.
					Third parties	50.00
Sodeps - Société de Developpementet d’Exploitation du Permis du Sud SA (†)	Tunis (Tunisia)	Tunisia	TND	100,000	Eni Tunisia BV	50.00		Co.
					Third parties	50.00
Thekah Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	25.00
					Third parties	75.00
United Gas Derivatives Co	New Cairo (Egypt)	Egypt	USD	153,000,000	Eni International BV	33.33		Eq.
					Third parties	66.67
Vår Energi ASA (#)	Sandnes (Norway)	Norway	NOK	399,425,000	Eni International BV	63.04		Eq.
					Third parties	36.96
VIC CBM Ltd (†)	London (United Kingdom)	Indonesia	USD	52,315,912	Eni Lasmo Plc Third parties	50.00 50.00		Eq.
Virginia Indonesia Co CBM Ltd (†)	London (United Kingdom)	Indonesia	USD	25,631,640	Eni Lasmo Plc Third parties	50.00 50.00		Eq.
West Ashrafi Petroleum Co (†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000	Ieoc Exploration BV	50.00
					Third parties	50.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of extra-EU countries.
(†) Jointly controlled entity.

Schedule of detailed information about other significant investments

OTHER SIGNIFICANT INVESTMENTS

EXPLORATION & PRODUCTION

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
BF SpA (#)	Jolanda di Savoia (FE)	Italy	EUR	261,883,391	Eni Natural Energies SpA	5.32	F.V.
					Third parties	94.68
Consorzio Universitario in Ingegneria per la Qualità e l’Innovazione	Pisa	Italy	EUR	142,000	Eni SpA Third parties	12.50 87.50	F.V.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	Consolidation or valutation method (*)
Administradora del Golfo de Paria Este SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
Brass LNG Ltd	Lagos (Nigeria)	Nigeria	USD	1,000,000		Eni Int. NA NV Sàrl	20.48	F.V.
						Third parties	79.52
Darwin LNG Pty Ltd	West Perth (Australia)	Australia	AUD	187,569,921.42		Eni G&P LNG Aus. BV	10.99	F.V.
						Third parties	89.01
New Liberty Residential Urban Renewal Company Llc (former New Liberty Residential Co Llc)	West Trenton (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	17.50	F.V.
						Third parties	82.50
Nigeria LNG Ltd	Port Harcourt (Nigeria)	Nigeria	USD	1,138,207,000		Eni Int. NA NV Sàrl	10.40	F.V.
						Third parties	89.60
North Caspian Operating Company NV	The Hague (Netherlands)	Kazakhstan	EUR	128,520		Agip Caspian Sea BV	16.81	F.V.
						Third parties	83.19
Petrolera Güiria SA	Caracas (Venezuela)	Venezuela	VED	0		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
Torsina Oil Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	12.50	F.V.
						Third parties	87.50

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of Italy or of other EU countries.
(a) Shares without nominal value.

GLOBAL GAS & LNG PORTFOLIO

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
Norsea Gas GmbH	Friedeburg-Etzel (Germany)	Germany	EUR	1,533,875.64	Eni International BV	13.04	F.V.
					Third parties	86.96

 (*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

ENILIVE, REFINING AND CHEMICALS

Enilive and Refining

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	Consolidation or valutation method (*)
BFS Berlin Fuelling Services GbR	Berlin (Germany)	Germany	EUR	89,199		Eni Deutsch. GmbH	12.50	F.V.
						Third parties	87.50
Compañía de Economia Mixta “Austrogas”	Cuenca (Ecuador)	Ecuador	USD	6,863,493		Eni Ecuador SA Third parties	13.38 86.62	F.V.
Dépôt Pétrolier de la Côte d’Azur SAS	Nanterre (France)	France	EUR	207,500		Eni France Sàrl Third parties	18.00 82.00	F.V.
Dépôts Pétroliers de Fos SA	Fos-Sur-Mer (France)	France	EUR	3,954,196.40		Eni France Sàrl Third parties	16.81 83.19	F.V.
Gestión de Envases Comerciales e Industriales SL	Madrid (Spain)	Spain	EUR	3,000		Eni Iberia SLU Third parties	16.40 83.60	F.V.
Joint Inspection Group Ltd	Cambourne (United Kingdom)	United Kingdom	GBP	0	(a)	Eni Sust. Mobility SpA	12.50	F.V.
						Third parties	87.50
S.I.P.G. Société Immobilière Pétrolière de Gestion Snc	Tremblay-en-France (France)	France	EUR	40,000		Eni France Sàrl	12.50	F.V.
						Third parties	87.50
Saudi European Petrochemical Co "IBN ZAHR"	Al Jubail (Saudi Arabia)	Saudi Arabia	SAR	1,200,000,000		Ecofuel SpA Third parties	10.00 90.00	F.V.
Sistema Integrado de Gestion de Aceites Usados	Madrid (Spain)	Spain	EUR	175,713		Eni Iberia SLU Third parties	15.45 84.55	F.V.
Tanklager - Gesellschaft Tegel (TGT) GbR	Hamburg (Germany)	Germany	EUR	4,953		Eni Deutsch. GmbH	12.50	F.V.
						Third parties	87.50
TAR - Tankanlage Ruemlang AG	Ruemlang (Switzerland)	Switzerland	CHF	3,259,500		Eni Suisse SA Third parties	16.27 83.73	F.V.
Tema Lube Oil Co Ltd	Accra (Ghana)	Ghana	GHS	258,309		Eni International BV	12.00	F.V.
						Third parties	88.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Shares without nominal value.

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
New Energy One Acquisition Corporation Plc (#)	London (United Kingdom)	United Kingdom	GBP	56,220.61	Eni International BV		F.V.
					Third parties

Other activities

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
Ottana Sviluppo ScpA (in bankruptcy)	Nuoro	Italy	EUR	516,000	Eni Rewind SpA	30.00	F.V.
					Third parties	70.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of extra-EU countries.

Global Gas & LNG Portfolio
Disclosure of detailed information about investments
Schedule of subsidiaries
GLOBAL GAS & LNG PORTFOLIO

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Gas Transport Services Srl	San Donato Milanese (MI)	Italy	EUR	120,000	Eni SpA	100.00		Co.
Eni Global Energy Markets SpA	Rome	Italy	EUR	41,233,720	Eni SpA	100.00	100.00	F.C.
LNG Shipping SpA	San Donato Milanese (MI)	Italy	EUR	240,900,000	Eni SpA	100.00	100.00	F.C.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni España Comercializadora de Gas SAU	Madrid (Spain)	Spain	EUR	2,340,240	Eni SpA	100.00	100.00	F.C.
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	EUR	70,000	Eni International BV	100.00	100.00	F.C.
Eni Gas Liquefaction BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Schedule of interests in joint arrangements and associates

GLOBAL GAS & LNG PORTFOLIO

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
SeaCorridor Srl (†) (former Eni Corridor Srl)	San Donato Milanese (MI)	Italy	EUR	100,000,000	Eni SpA Third parties	50.10 49.90		Eq.

OUTSIDE  ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Blue Stream Pipeline Co BV (†)	Amsterdam (Netherlands)	Russia	USD	22,000	Eni International BV	50.00	74.62(a)	J.O.
					Third parties	50.00
Damietta LNG (DLNG) SAE (†)	Damietta (Egypt)	Egypt	USD	375,000,000	Eni Gas Liquef. BV	50.00	50.00	J.O.
					Third parties	50.00
DLNG Service SAE (†)	Damietta (Egypt)	Egypt	USD	1,000,000	Damietta LNG	98.00	50.00	J.O.
					Eni Gas Liquef. BV	1.00
					Third parties	1.00
GreenStream BV (†)	Amsterdam (Netherlands)	Libya	EUR	200,000,000	Eni North Africa BV	50.00	50.00	J.O.
					Third parties	50.00
Société Energies Renouvelables Eni-ETAP SA (†)	Tunis (Tunisia)	Tunisia	TND	11,100,000	Eni International BV	50.00		Eq.
					Third parties	50.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.
(a) Equity ratio equal to the Eni's working interest.

Schedule of detailed information about other significant investments

GLOBAL GAS & LNG PORTFOLIO

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
Norsea Gas GmbH	Friedeburg-Etzel (Germany)	Germany	EUR	1,533,875.64	Eni International BV	13.04	F.V.
					Third parties	86.96

 (*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Enilive, Refining and Chemicals
Disclosure of detailed information about investments
Schedule of subsidiaries

ENILIVE, REFINING AND CHEMICALS

Enilive and Refining

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Ecofuel SpA	San Donato Milanese (MI)	Italy	EUR	52,000,000	Eni SpA	100.00	100.00	F.C.
EniBioCh4 in Alexandria Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4in Aprilia Srl	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Flaibano Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Grupellum Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	100,000	EniBioCh4in SpA	98.00	98.00	F.C.
					Third parties	2.00
EniBioCh4 in Jonica Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Momo Società Agricola Srl	San Donato Milanese (MI)	Italy	EUR	20,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Pannellia BioGas Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Po Energia Srl Società Agricola (former Po' Energia Srl Società Agricola)	San Donato Milanese (MI)	Italy	EUR	10,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Quadruvium Srl Società Agricola	San Donato Milanese (MI)	Italy	EUR	100,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in Service BioGas Srl	San Donato Milanese (MI)	Italy	EUR	50,000	EniBioCh4in SpA	100.00	100.00	F.C.
EniBioCh4 in SpA	San Donato Milanese (MI)	Italy	EUR	2,500,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Enimoov SpA (former Eni Fuel SpA)	Rome	Italy	EUR	59,944,310	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Sustainable Mobility SpA	Rome	Italy	EUR	311,509,143	Eni SpA	100.00	100.00	F.C.
Eni Trade & Biofuels SpA	Rome	Italy	EUR	22,568,759	Eni SpA	100.00	100.00	F.C.
Petroven Srl	Genova	Italy	EUR	918,520	Ecofuel SpA	100.00	100.00	F.C.
Raffineria di Gela SpA	Gela (CL)	Italy	EUR	15,000,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
SeaPad SpA	Genova	Italy	EUR	12,400,000	Ecofuel SpA	80.00		Eq.
					Third parties	20.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Abu Dhabi Refining & Trading BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Abu Dhabi Refining & Trading Services BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni Abu Dhabi R&T BV	100.00		Eq.
Eni Austria GmbH	Wien (Austria)	Austria	EUR	78,500,000	Eni Sust. Mobility SpA	75.00	100.00	F.C.
					Eni Deutsch. GmbH	25.00
Eni Benelux BV	Rotterdam (Netherlands)	Netherlands	EUR	1,934,040	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Deutschland GmbH	Munich (Germany)	Germany	EUR	90,000,000	Eni Sust. Mobility SpA	89.00	100.00	F.C.
					Eni International BV	11.00
Eni Ecuador SA	Quito (Ecuador)	Ecuador	USD	103,142.08	Eni International BV	99.93	100.00	F.C.
					Esain SA	0.07
Eni Energy (Shanghai) Co Ltd	Shanghai (China)	China	EUR	5,000,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni France Sàrl	Lyon (France)	France	EUR	56,800,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Iberia SLU	Alcobendas (Spain)	Spain	EUR	17,299,100	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Marketing Austria GmbH	Wien (Austria)	Austria	EUR	19,621,665.23	Eni Mineralölh. GmbH	99.99	100.00	F.C.
					Eni Sust. Mobility SpA	(..)
Eni Mineralölhandel GmbH	Wien (Austria)	Austria	EUR	34,156,232.06	Eni Austria GmbH	100.00	100.00	F.C.
Eni Schmiertechnik GmbH	Wurzburg (Germany)	Germany	EUR	2,000,000	Eni Deutsch. GmbH	100.00	100.00	F.C.
Eni Suisse SA	Lausanne (Switzerland)	Switzerland	CHF	102,500,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Sustainable Mobility US Inc	Dover (USA)	USA	USD	1,000	Eni Sust. Mobility SpA	100.00	100.00	F.C.
Eni Trading & Shipping Inc	Dover (USA)	USA	USD	1,000,000	ET&B SpA	100.00	100.00	F.C.
Eni Transporte y Suministro México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Eni USA R&M Co Inc	Wilmington (USA)	USA	USD	11,000,000	Eni International BV	100.00		Eq.
Esacontrol SA	Quito (Ecuador)	Ecuador	USD	60,000	Eni Ecuador SA Third parties	87.00 13.00		Eq.
Esain SA	Quito (Ecuador)	Ecuador	USD	30,000	Eni Ecuador SA Tecnoesa SA	99.99 (..)	100.00	F.C.
Oléoduc du Rhône SA	Bovernier (Switzerland)	Switzerland	CHF	7,000,000	Eni International BV	100.00		Eq.
Tecnoesa SA	Quito (Ecuador)	Ecuador	USD	36,000	Eni Ecuador SA Esain SA	99.99 (..)		Eq.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Chemicals

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Versalis SpA	San Donato Milanese (MI)	Italy	EUR	300,000,000	Eni SpA	100.00	100.00	F.C.
Finproject SpA	Morrovalle (MC)	Italy	EUR	18,500,000	Versalis SpA	100.00	100.00	F.C.
Mater-Agro Srl	Novara	Italy	EUR	50,000	Novamont SpA	85.00		Eq.
					Third parties	15.00
Mater-Biotech SpA	Novara	Italy	EUR	120,000	Novamont SpA	100.00	100.00	F.C.
Matrìca SpA	Porto Torres (SS)	Italy	EUR	37,500,000	Novamont SpA	50.00	100.00	F.C.
					Versalis SpA	50.00
Novamont SpA	Novara	Italy	EUR	20,000,000	Versalis SpA	100.00	100.00	F.C.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Asian Compounds Ltd	Hong Kong (Hong Kong)	Hong Kong	HKD	1,000	Finproject Asia Ltd	100.00	100.00	F.C.
BBI Sverige AB	Torsby (Sweden)	Sweden	SEK	100,000	BioBag International	100.00		Eq.
BioBag Americas Inc	Dunedin (USA)	USA	USD	476	BioBag International	100.00	100.00	F.C.
BioBag Finland OY	Vantaa (Finland)	Finland	EUR	203,784	BioBag International	97.99		Eq.
					Third parties	2.01
BioBag Inc	Toronto (Canada)	Canada	CAD	100	BioBag International	100.00		Eq.
BioBag International AS	Indre Østfold (Norway)	Norway	NOK	3,565,000	Novamont SpA	100.00	100.00	F.C.
BioBag Norge AS	Indre Østfold (Norway)	Norway	NOK	200,000	BioBag International	100.00		Eq.
BioBag Plastics Ltd	Delgany (Ireland)	Ireland	EUR	1,000	BioBag International	90.10		Eq.
					Third parties	9.90
BioBag Polska Sp zoo	Wroclaw (Poland)	Poland	PLN	106,100	BioBag International	100.00		Eq.
BioBag UK Ltd	Belfast (United Kingdom)	United Kingdom	GBP	1,000	BioBag International	90.10		Eq.
					Third parties	9.90
BioBag Zenzo A/S	Hillerød (Denmark)	Denmark	DKK	400,000	BioBag International	100.00		Eq.
Dagöplast AS	Hiiumaa (Estonia)	Estonia	EUR	76,800	BioBag International	100.00	100.00	F.C.
Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	HUF	5,219,443,200	Versalis SpA Versalis Deutsch. GmbH	96.34 1.83	100.00	F.C.
					Versalis International SA	1.83
Finproject Asia Ltd	Hong Kong (Hong Kong)	Hong Kong	USD	1,000	Finproject SpA	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Finproject Brasil Industria De Solados Eireli	Franca (Brazil)	Brazil	BRL	1,000,000	Finproject SpA	100.00		Eq.
Finproject Guangzhou Trading Co Ltd	Guangzhou (China)	China	USD	180,000	Finproject SpA	100.00	100.00	F.C.
Finproject India Pvt Ltd	Jaipur (India)	India	INR	46,712,940	Versalis Singapore P. Ltd	99.99	100.00	F.C.
					Finproject SpA	(..)
Finproject Romania Srl	Valea Lui Mihai (Romania)	Romania	RON	7,523,030	Finproject SpA	100.00	100.00	F.C.
Finproject Viet Nam Company Limited	Hai Phong (Vietnam)	Vietnam	VND	19,623,250,000	Finproject Asia Ltd	100.00		Eq.
Foam Creations (2008) Inc	Quebec City (Canada)	Canada	CAD	1,215,000	Finproject SpA	100.00	100.00	F.C.
Foam Creations México SA de CV	León (Mexico)	Mexico	MXN	35,956,433	Foam Creations (2008)	53.23	100.00	F.C.
					Finproject SpA	46.77
Novamont France SAS	Paris (France)	France	EUR	40,000	Novamont SpA	100.00	100.00	F.C.
Novamont GmbH	Eschborn (Germany)	Germany	EUR	25,564	Novamont SpA	100.00		Eq.
Novamont Iberia SLU	Cornellà de Llobregat (Spain)	Spain	EUR	50,000	Novamont SpA	100.00	100.00	F.C.
Novamont North America Inc	Shelton (USA)	USA	USD	50,000	Novamont SpA	100.00	100.00	F.C.
Padanaplast America Llc	Wilmington (USA)	USA	USD	70,000	Finproject SpA	100.00		Eq.
Padanaplast Deutschland GmbH	Hannover (Germany)	Germany	EUR	25,000	Finproject SpA	100.00		Eq.
Versalis Americas Inc	Dover (USA)	USA	USD	100,000	Versalis International SA	100.00	100.00	F.C.
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	1,000,000	Versalis International SA	100.00	100.00	F.C.
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	EUR	100,000	Versalis SpA	100.00	100.00	F.C.
Versalis France SAS	Mardyck (France)	France	EUR	126,115,582.90	Versalis SpA	100.00	100.00	F.C.
Versalis International Côte d'Ivoire Sarlu	Abidjan (Ivory Coast)	Ivory Coast	XOF	270,000,000	Versalis International SA	100.00		Eq.
Versalis International SA	Bruxelles (Belgium)	Belgium	EUR	15,449,173.88	Versalis SpA Versalis Deutsch. GmbH	59.00 23.71	100.00	F.C.
					Dunastyr Zrt	14.43
					Versalis France	2.86
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	TRY	20,000	Versalis International SA	100.00	100.00	F.C.
Versalis México S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	45,001,000	Versalis International SA	99.99	100.00	F.C.
					Versalis SpA	(..)
Versalis Pacific (India) Private Ltd	Mumbai (India)	India	INR	238,700	Versalis Singapore P. Ltd	99.99	100.00	F.C.
					Versalis International SA	(..)
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	CNY	15,237,236	Versalis SpA	100.00	100.00	F.C.
Versalis Singapore Pte Ltd	Singapore (Singapore)	Singapore	SGD	5,886,800	Versalis SpA	100.00	100.00	F.C.
Versalis UK Ltd	London (United Kingdom)	United Kingdom	GBP	4,018,042	Versalis SpA	100.00	100.00	F.C.
Versalis Zeal Ltd	Takoradi (Ghana)	Ghana	GHS	5,650,000	Versalis International SA	80.00	80.00	F.C.
					Third parties	20.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Schedule of detailed information about other significant investments

ENILIVE, REFINING AND CHEMICALS

Enilive and Refining

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital		Shareholders	% Ownership	Consolidation or valutation method (*)
BFS Berlin Fuelling Services GbR	Berlin (Germany)	Germany	EUR	89,199		Eni Deutsch. GmbH	12.50	F.V.
						Third parties	87.50
Compañía de Economia Mixta “Austrogas”	Cuenca (Ecuador)	Ecuador	USD	6,863,493		Eni Ecuador SA Third parties	13.38 86.62	F.V.
Dépôt Pétrolier de la Côte d’Azur SAS	Nanterre (France)	France	EUR	207,500		Eni France Sàrl Third parties	18.00 82.00	F.V.
Dépôts Pétroliers de Fos SA	Fos-Sur-Mer (France)	France	EUR	3,954,196.40		Eni France Sàrl Third parties	16.81 83.19	F.V.
Gestión de Envases Comerciales e Industriales SL	Madrid (Spain)	Spain	EUR	3,000		Eni Iberia SLU Third parties	16.40 83.60	F.V.
Joint Inspection Group Ltd	Cambourne (United Kingdom)	United Kingdom	GBP	0	(a)	Eni Sust. Mobility SpA	12.50	F.V.
						Third parties	87.50
S.I.P.G. Société Immobilière Pétrolière de Gestion Snc	Tremblay-en-France (France)	France	EUR	40,000		Eni France Sàrl	12.50	F.V.
						Third parties	87.50
Saudi European Petrochemical Co "IBN ZAHR"	Al Jubail (Saudi Arabia)	Saudi Arabia	SAR	1,200,000,000		Ecofuel SpA Third parties	10.00 90.00	F.V.
Sistema Integrado de Gestion de Aceites Usados	Madrid (Spain)	Spain	EUR	175,713		Eni Iberia SLU Third parties	15.45 84.55	F.V.
Tanklager - Gesellschaft Tegel (TGT) GbR	Hamburg (Germany)	Germany	EUR	4,953		Eni Deutsch. GmbH	12.50	F.V.
						Third parties	87.50
TAR - Tankanlage Ruemlang AG	Ruemlang (Switzerland)	Switzerland	CHF	3,259,500		Eni Suisse SA Third parties	16.27 83.73	F.V.
Tema Lube Oil Co Ltd	Accra (Ghana)	Ghana	GHS	258,309		Eni International BV	12.00	F.V.
						Third parties	88.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Shares without nominal value.

Schedule of detailed information about principal joint ventures, joint operations and associates

ENILIVE, REFINING AND CHEMICALS

Enilive and Refining

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Arezzo Gas SpA (†)	Arezzo	Italy	EUR	394,000	Ecofuel SpA Third parties	50.00 50.00		Eq.
CePIM Centro Padano Interscambio Merci SpA	Fontevivo (PR)	Italy	EUR	6,642,928.32	Ecofuel SpA Third parties	44.78 55.22		Eq.
Consorzio Operatori GPL di Napoli	Napoli	Italy	EUR	102,000	Ecofuel SpA Third parties	25.00 75.00		Co.
Costiero Gas Livorno SpA (†)	Livorno	Italy	EUR	26,000,000	Ecofuel SpA Third parties	65.00 35.00	65.00	J.O.
Disma SpA	Segrate (MI)	Italy	EUR	2,600,000	Ecofuel SpA Third parties	25.00 75.00		Eq.
Porto Petroli di Genova SpA	Genova	Italy	EUR	2,068,000	Ecofuel SpA Third parties	40.50 59.50		Eq.
Raffineria di Milazzo ScpA (†)	Milazzo (ME)	Italy	EUR	171,143,000	Eni SpA Third parties	50.00 50.00	50.00	J.O.
Seram SpA	Fiumicino (RM)	Italy	EUR	852,000	Eni SpA Third parties	25.00 75.00		Eq.
Sigea Sistema Integrato Genova Arquata SpA	Genova	Italy	EUR	3,326,900	Ecofuel SpA Third parties	35.00 65.00		Eq.
Società Oleodotti Meridionali - SOM SpA (†)	Rome	Italy	EUR	3,085,000	Eni SpA Third parties	70.00 30.00		Eq.
South Italy Green Hydrogen Srl (†)	Rome	Italy	EUR	10,000	Eni SpA Third parties	50.00 50.00		Eq.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Abu Dhabi Oil Refining Company (TAKREER)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	500,000,000	Eni Abu Dhabi R&T BV	20.00		Eq.
					Third parties	80.00
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	USD	100,000,000	Eni Abu Dhabi R&T BV	20.00		Eq.
					Third parties	80.00
AET - Raffineriebeteiligungsgesellschaft mbH (†)	Schwedt (Germany)	Germany	EUR	27,000	Eni Deutsch. GmbH	33.33		Eq.
					Third parties	66.67
Bayernoil Raffineriegesellschaft mbH (†)	Vohburg (Germany)	Germany	EUR	10,226,000	Eni Deutsch. GmbH	20.00	20.00	J.O.
					Third parties	80.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio		Consolidation or valutation method (*)
City Carburoil SA (†)	Monteceneri (Switzerland)	Switzerland	CHF	6,000,000	Eni Suisse SA	49.91				Eq.
					Third parties	50.09
Egyptian International Gas Technology Co	New Cairo (Egypt)	Egypt	EGP	100,000,000	Eni International BV	40.00				Eq.
					Third parties	60.00
ENEOS Italsing Pte Ltd	Singapore (Singapore)	Singapore	SGD	12,000,000	Eni Sust. Mobility SpA	22.50				Eq.
					Third parties	77.50
Fuelling Aviation Services GIE	Tremblay - en-France (France)	France	EUR	0	Eni France Sàrl	25.00				Co.
					Third parties	75.00
Mediterranée Bitumes SA	Tunis (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	34.00				Eq.
					Third parties	66.00
Routex BV	Amsterdam (Netherlands)	Netherlands	EUR	67,500	Eni Sust. Mobility SpA	20.00	(a)			Eq.
					Routex BV Third parties	20.00 60.00
Saraco SA	Meyrin (Switzerland)	Switzerland	CHF	420,000	Eni Suisse SA	20.00				Co.
					Third parties	80.00
St. Bernard Renewables Llc (†)	Wilmington (USA)	USA	USD	1,000	ESM US Inc Third parties	50.00 50.00				Eq.
Supermetanol CA (†)	Jose Puerto La Cruz (Venezuela)	Venezuela	VED	0	Ecofuel SpA Supermetanol CA	34.51 30.07		50.00	(b)	J.O.
					Third parties	35.42
TBG Tanklager Betriebsgesellschaf GmbH (†)	Salzburg (Austria)	Austria	EUR	43,603.70	Eni Marketing A. GmbH	50.00				Eq.
					Third parties	50.00
Weat Electronic Datenservice GmbH	Düsseldorf (Germany)	Germany	EUR	409,034	Eni Deutsch. GmbH	20.00				Eq.
					Third parties	80.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

(a) Controlling interest:	Eni Sust. Mobility SpA	25.00
	Third parties	75.00
(b) Equity ratio equal to the Eni's working interest.

Chemicals

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Brindisi Servizi Generali Scarl	Brindisi	Italy	EUR	1,549,060	Versalis SpA	49.00		Eq.
					Eni Rewind SpA	20.20
					EniPower SpA	8.90
					Third parties	21.90
IFM Ferrara ScpA	Ferrara	Italy	EUR	5,304,464	Versalis SpA	19.61		Eq.
					Eni Rewind SpA	11.51
					S.E.F. Srl	10.63
					Third parties	58.25
Polymer Servizi Ecologici Scarl	Terni	Italy	EUR	10,000	Novamont SpA	32.44		Eq.
					Soci Terzi	67.56
Priolo Servizi ScpA	Melilli (SR)	Italy	EUR	28,100,000	Versalis SpA	37.22		Eq.
					Eni Rewind SpA	5.65
					Third parties	57.13
Ravenna Servizi Industriali ScpA	Ravenna	Italy	EUR	5,597,400	Versalis SpA EniPower SpA	42.13 30.37		Eq.
					Ecofuel SpA	1.85
					Third parties	25.65
Servizi Porto Marghera Scarl	Venezia Marghera (VE)	Italy	EUR	8,695,718	Versalis SpA Eni Rewind SpA	48.44 38.39		Eq.
					Third parties	13.17

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
BioBag Baltic OÜ	Tallinn (Estonia)	Estonia	EUR	3,846	BioBag International	35.00		Eq.
					Third parties	65.00
Lotte Versalis Elastomers Co Ltd (†)	Yeosu (South Korea)	South Korea	KRW	601,800,000,000	Versalis SpA Third parties	50.00 50.00		Eq.
Versalis Chem-invest Llp (†)	Uralsk City (Kazakhstan)	Kazakhstan	KZT	64,194,000	Versalis International SA	49.00		Eq.
					Third parties	51.00
VPM Oilfield Specialty Chemicals Llc (†)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	1,000,000	Versalis International SA	49.00		Eq.
					Third parties	51.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Plenitude & Power
Disclosure of detailed information about investments
Schedule of subsidiaries
PLENITUDE & POWER

Plenitude

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio	Consolidation or valutation method (*)
Eni Plenitude SpA Società Benefit	San Donato Milanese (MI)	Italy	EUR	770,000,000	Eni SpA	100.00		100.00	F.C.
Agrikroton Srl - Società Agricola	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar Srl	100.00		100.00	F.C.
Be Charge Srl	Milan	Italy	EUR	500,000	Be Power SpA	100.00		100.00	F.C.
Be Charge Valle d'Aosta Srl	Milan	Italy	EUR	10,000	Be Charge Srl	100.00		100.00	F.C.
Be Power SpA	Milan	Italy	EUR	698,251	Eni Plenitude SpA SB	99.19	(a)	100.00	F.C.
					Third parties	0.81
Borgia Wind Srl	Cesena (FC)	Italy	EUR	100,000	Eni Plen. Wind 2020 Srl	100.00		100.00	F.C.
Corridonia Energia Srl	Cesena (FC)	Italy	EUR	20,000	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.
Dynamica Srl	Cesena (FC)	Italy	EUR	50,000	Eni Plen. Wind 2022 SpA	100.00		100.00	F.C.
Ecoener Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind & En. Srl	100.00		100.00	F.C.
Elettro Sannio Wind 2 Srl	Cesena (FC)	Italy	EUR	1,225,000	Eni Plen. Wind 2022 SpA	100.00		100.00	F.C.
Enerkall Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind & En. Srl	100.00		100.00	F.C.
Eni New Energy SpA	San Donato Milanese (MI)	Italy	EUR	9,296,000	Eni Plenitude SpA SB	100.00		100.00	F.C.
Eni Plenitude Miniwind Srl (former SEF Miniwind Srl)	Cesena (FC)	Italy	EUR	50,000	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.
Eni Plenitude Società Agricola Bio Srl (former Società Agricola SEF Bio Srl)	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.
Eni Plenitude Solar & Miniwind Italia Srl (former SEF Srl)	Cesena (FC)	Italy	EUR	25,000	Eni New Energy SpA	100.00		100.00	F.C.
Eni Plenitude Solar Abruzzo Srl (former SEF Solar Abruzzo Srl)	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.
Eni Plenitude Solar III Srl (former SEF Green Srl)	Cesena (FC)	Italy	EUR	500	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.
Eni Plenitude Solar II Srl (former SEF Solar II Srl)	Cesena (FC)	Italy	EUR	1,000	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.
Eni Plenitude Solar Srl (former SEF Solar Srl)	Cesena (FC)	Italy	EUR	120,000	Eni Plen. S&M Italia Srl	100.00		100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Controlling interest:	Eni Plenitude SpA SB	100.00
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Plenitude Technical Services Srl (former PLT Engineering Srl)	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Eni Plenitude Wind & Energy Srl (former PLT Energia Srl)	Cesena (FC)	Italy	EUR	3,865,474	Eni New Energy SpA	100.00	100.00	F.C.
Eni Plenitude Wind 2020 Srl (former PLT Wind 2020 Srl)	Cesena (FC)	Italy	EUR	1,000,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Eni Plenitude Wind 2022 SpA (former PLT Wind 2022 SpA)	Cesena (FC)	Italy	EUR	1,000,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Eolica Pietramontecorvino Srl	Cesena (FC)	Italy	EUR	100,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Eolica Wind Power Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind 2022 SpA	100.00	100.00	F.C.
Eolo Energie - Corleone - Campofiorito Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.
Evolvere SpA Società Benefit	Milan	Italy	EUR	1,130,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Evolvere Venture SpA	Milan	Italy	EUR	50,000	Evolvere SpA Soc. Ben.	100.00	100.00	F.C.
Faren Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar III Srl	100.00	100.00	F.C.
FAS Srl	Cesena (FC)	Italy	EUR	119,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Fotovoltaica Pietramontecorvino Srl	Cesena (FC)	Italy	EUR	100,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
FV4P Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Gemsa Solar Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
GPC Due Srl	Cesena (FC)	Italy	EUR	12,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
GPC Uno Srl	Cesena (FC)	Italy	EUR	25,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Green Parity Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Lugo Società Agricola Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar Srl	100.00	100.00	F.C.
Lugo Solar Tech Srl	Cesena (FC)	Italy	EUR	100,000	Eni Plen. Solar Srl	100.00	100.00	F.C.
Marano Solar Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar Srl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Marano Solare Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Marcellinara Wind Srl	Cesena (FC)	Italy	EUR	35,000	Eni Plen. Wind 2022 SpA	100.00	100.00	F.C.
Micropower Srl	Cesena (FC)	Italy	EUR	30,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.
Molinetto Srl	Cesena (FC)	Italy	EUR	10,000	Faren Srl	100.00	100.00	F.C.
Montefano Energia Srl	Cesena (FC)	Italy	EUR	20,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Monte San Giusto Solar Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Olivadi Srl	Cesena (FC)	Italy	EUR	100,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.
Parco Eolico di Tursi e Colobraro Srl	Cesena (FC)	Italy	EUR	31,000	Eni Plen. Wind 2022 SpA	100.00	100.00	F.C.
Pescina Wind Srl	Cesena (FC)	Italy	EUR	50,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.
Pieve5 Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar Srl	100.00	100.00	F.C.
Pollenza Sole Srl	Cesena (FC)	Italy	EUR	32,500	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Ravenna 1 FTV Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
RF-AVIO Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
RF-Cavallerizza Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Ruggiero Wind Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
SAV - Santa Maria Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind 2022 SpA	100.00	100.00	F.C.
Società Agricola Agricentro Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar Srl	100.00	100.00	F.C.
Società Agricola Casemurate Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
Società Agricola Forestale Pianura Verde Srl	Cesena (FC)	Italy	EUR	100,000	Soc. Agr. Agricentro Srl	100.00	100.00	F.C.
Società Agricola Isola d'Agri Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Solar Srl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Società Agricola L'Albero Azzurro Srl	Cesena (FC)	Italy	EUR	100,000	Soc. Agr. Agricentro Srl	100.00	100.00	F.C.
Timpe Muzzunetti 2 Srl	Cesena (FC)	Italy	EUR	2,500	Eni Plen. Wind & En. Srl	70.00	70.00	F.C.
					Third parties	30.00
Vivaro FTV Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	100.00	100.00	F.C.
VRG Wind 127 Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
VRG Wind 149 Srl	Cesena (FC)	Italy	EUR	10,000	Eni Plen. Wind 2022 SpA	100.00	100.00	F.C.
W-Energy Srl	Cesena (FC)	Italy	EUR	93,000	Eni Plen. Wind & En. Srl	100.00	100.00	F.C.
Wind Salandra Srl	Cesena (FC)	Italy	EUR	100,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.
Windsol Srl	Cesena (FC)	Italy	EUR	3,250,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.
Wind Turbines Engineering 2 Srl	Cesena (FC)	Italy	EUR	5,450,000	Eni Plen. Wind 2020 Srl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	EUR	12,956,935	Eni Plenitude SpA SB Third parties	51.00 49.00	51.00	F.C.
Aleria Solar SAS	Bastia (France)	France	EUR	100	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Almazara Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Alpinia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Anberia Invest SLU	Madrid (Spain)	Spain	EUR	13,000	Eni Plen. T. S. Spain	100.00	100.00	F.C.
Argon SAS	Argenteuil (France)	France	EUR	180,000	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Armadura Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Arm Wind Llp	Astana (Kazakhstan)	Kazakhstan	KZT	19,069,100,000	Eni Energy Solutions BV	100.00	100.00	F.C.
Athies-Samoussy Solar PV1 SAS	Argenteuil (France)	France	EUR	68,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV2 SAS	Argenteuil (France)	France	EUR	40,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV3 SAS	Argenteuil (France)	France	EUR	36,000	Krypton SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV4 SAS	Argenteuil (France)	France	EUR	14,000	Xenon SAS	100.00	100.00	F.C.
Athies-Samoussy Solar PV5 SAS	Argenteuil (France)	France	EUR	14,000	Xenon SAS	100.00	100.00	F.C.
Atlante Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Belle Magiocche Solaire SAS	Bastia (France)	France	EUR	10,000	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Boceto Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Bonete Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Brazoria Class B Member Llc	Dover (USA)	USA	USD	1,000	Eni New Energy US Inc	100.00	100.00	F.C.
Brazoria County Solar Project Llc	Dover (USA)	USA	USD	1,000	Brazoria HoldCo Llc	100.00	90.69	F.C.
Brazoria HoldCo Llc	Dover (USA)	USA	USD	194,670,209	Brazoria Class B	90.69	90.69	F.C.
					Third parties	9.31
BT Kellam Solar Llc	Austin (USA)	USA	USD	1,000	Kellam Tax Eq. Partn.	100.00	95.25	F.C.
Camelia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Celtis Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Chapitel Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Corazon Energy Class B Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	100.00	100.00	F.C.
Corazon Energy Llc	Dover (USA)	USA	USD	100	Corazon Tax Eq. Part. Llc	100.00	94.03	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Corazon Energy Services Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	100.00		Eq.
Corazon Tax Equity Partnership Llc	Dover (USA)	USA	USD	184,488,333	Corazon En. Class B Llc	94.03	94.03	F.C.
					Third parties	5.97
Corlinter 5000 SLU	Madrid (Spain)	Spain	EUR	13,000	Eni Plen. T. S. Spain	100.00	100.00	F.C.
Cornisa Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Desarrollos Empresariales Illas SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Desarrollos Energéticos Riojanos SL	Madrid (Spain)	Spain	EUR	876,042	Eni Plenitude SpA SB	60.00	100.00	F.C.
					Energías Amb. de Outes	40.00
Ecovent Parc Eolic SAU	Madrid (Spain)	Spain	EUR	1,037,350	Eni Plenitude SpA SB	100.00	100.00	F.C.
Ekain Renovables SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. T. S. Spain	100.00	100.00	F.C.
Energía Eólica Boreas SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Energías Alternativas Eólicas Riojanas SL	Madrid (Spain)	Spain	EUR	2,008,901.71	Eni Plenitude SpA SB	57.50	100.00	F.C.
					Des. Energéticos Riojanos	42.50
Energías Ambientales de Outes SLU	Madrid (Spain)	Spain	EUR	643,451.49	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Energy Solutions BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Gas & Power France SA	Levallois Perret (France)	France	EUR	239,500,800	Eni Plenitude SpA SB	99.99	100.00	F.C.
					Third parties	(..)
Eni New Energy Australia Pty Ltd	Perth (Australia)	Australia	AUD	4	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni New Energy Batchelor Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New En. Aus. Pty Ltd	100.00	100.00	F.C.
Eni New Energy Katherine Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New En. Aus. Pty Ltd	100.00	100.00	F.C.
Eni New Energy Manton Dam Pty Ltd	Perth (Australia)	Australia	AUD	1	Eni New En. Aus. Pty Ltd	100.00	100.00	F.C.
Eni New Energy US Holding Llc	Dover (USA)	USA	USD	100	Eni New Energy US Inc	99.00	100.00	F.C.
					Eni New Energy US Inv.Inc	1.00
Eni New Energy US Inc	Dover (USA)	USA	USD	100	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni New Energy US Investing Inc	Dover (USA)	USA	USD	1,000	Eni New Energy US Inc	100.00	100.00	F.C.
Eni Plenitude Iberia SLU	Santander (Spain)	Spain	EUR	3,192,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Plenitude Investment Colombia SAS (former PLT Colombia SAS)	Bogotà (Colombia)	Colombia	COP	510,840,000	Eni Plen. Wind & En. Srl	51.00	51.00	F.C.
					Third parties	49.00
Eni Plenitude Investment Spain SL (former PLT Spagna SL)	Madrid (Spain)	Spain	EUR	100,000	Eni Plen. Wind & En. Srl	51.00	51.00	F.C.
					Third parties	49.00
Eni Plenitude Operations France SAS	Argenteuil (France)	France	EUR	1,116,489.72	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eni Plenitude Renewables France SAS	Argenteuil (France)	France	EUR	51,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eni Plenitude Renewables Hellas Single Member SA	Athens (Greece)	Greece	EUR	8,227,464	Eni Plenitude SpA SB	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Eni Plenitude Renewables Renewables Luxembourg Sàrl	Luxembourg (Luxembourg)	Luxembourg	EUR	10,253,560	Eni Plenitude SpA SB	100.00	100.00	F.C.
Eni Plenitude Renewables Spain SLU	Madrid (Spain)	Spain	EUR	6,680	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eni Plenitude Rooftop France SAS	Argenteuil (France)	France	EUR	40,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Eni Plenitude Technical Services Colombia SAS (former PLT Engineering Colombia SAS)	Bogotà (Colombia)	Colombia	COP	1,000,000	Eni Plen. Tech. Serv. Srl Third parties	60.00 40.00	60.00	F.C.
Eni Plenitude Technical Services Romania Srl (former PLT Engineering Romania Srl)	Cluj-Napoca (Romania)	Romania	RON	4,400	Eni Plen. Tech. Serv. Srl Ruggiero Wind Srl	95.00 5.00	100.00	F.C.
Eni Plenitude Technical Services Spain SLU (formerPLTEngineering Spagna SLU)	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Tech. Serv. Srl	100.00	100.00	F.C.
Eolica Cuellar de la Sierra SLU	Madrid (Spain)	Spain	EUR	110,999.77	Eni Plen. Inv. Spain SL	100.00	51.00	F.C.
Estanque Redondo Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Fortaleza Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Fotovoltaica Escudero SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Garita Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Gas Supply Company Thessaloniki-Thessalia SA	Thessaloniki (Greece)	Greece	EUR	13,761,788	Eni Plenitude SpA SB	100.00	100.00	F.C.
Guajillo Energy Storage Llc	Dover (USA)	USA	USD	100	Eni New Energy US H. Llc	100.00	100.00	F.C.
Guilleus Consulting SLU	Madrid (Spain)	Spain	EUR	13,000	Eni Plen. T. S. Spain	100.00	100.00	F.C.
HLS Bonete PV SLU	Madrid (Spain)	Spain	EUR	3,602	HLS Bonete Topco SLU	100.00	100.00	F.C.
HLS Bonete Topco SLU	Madrid (Spain)	Spain	EUR	6,602	Eni Plenitude SpA SB	100.00	100.00	F.C.
Holding Lanas Solar Sàrl	Argenteuil (France)	France	EUR	100	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Inveese SAS	Bogotá (Colombia)	Colombia	COP	100,000,000	Eni Plen. Inv. Colombia Third parties	75.00 25.00	38.25	F.C.

Ixia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.
Kellam Solar Class B Llc	Dover (USA)	USA	USD	1	Eni New Energy US Inc	100.00	100.00	F.C.
Kellam Tax Equity Partnership Llc	Dover (USA)	USA	USD	41,199,357	Kellam Solar Class B	95.25	95.25	F.C.
					Third parties	4.75
Krypton SAS	Argenteuil (France)	France	EUR	180,000	Eni Plen. Op. Fr. SAS	100.00	100.00	F.C.
Ladronera Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	100.00	100.00	F.C.
Lanas Solar SAS	Argenteuil (France)	France	EUR	100	Holding Lanas Solar Sàrl	100.00	100.00	F.C.
Maristella Directorship SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Spain SLU	100.00	100.00	F.C.
Membrio Solar SLU	Lodosa (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Miburia Trade SLU	Madrid (Spain)	Spain	EUR	13,000	Eni Plen. T. S. Spain	100.00	100.00	F.C.
Olea Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren.Lux. Sàrl	100.00	100.00	F.C.
Opalo Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux.Sàrl	100.00	100.00	F.C.
Pistacia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux.Sàrl	100.00	100.00	F.C.
POP Solar SAS	Argenteuil (France)	France	EUR	1,000	Eni Plen. Ren. Lux.Sàrl	100.00	100.00	F.C.
Punes Trade SLU	Madrid (Spain)	Spain	EUR	13,000	Eni Plen. T. S. Spain	100.00	100.00	F.C.
Renopool 1 SLU	Madrid (Spain)	Spain	EUR	3,015	Eni Plen. Ren. Spain SLU	100.00	100.00	F.C.
SKGRPV1 Single Member Private Company	Athens (Greece)	Greece	EUR	37,600	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV2 Single Member Private Company	Athens (Greece)	Greece	EUR	39,600	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV3 Single Member Private Company	Athens (Greece)	Greece	EUR	37,600	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV4 Single Member Private Company	Athens (Greece)	Greece	EUR	36,600	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV5 Single Member Private Company	Athens (Greece)	Greece	EUR	22,600	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV6 Single Member Private Company	Athens (Greece)	Greece	EUR	28,300	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV7 Single Member Private Company	Athens (Greece)	Greece	EUR	66,000	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV8 Single Member Private Company	Athens (Greece)	Greece	EUR	27,200	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV9 Single Member Private Company	Athens (Greece)	Greece	EUR	27,200	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV10 Single Member Private Company	Athens (Greece)	Greece	EUR	19,800	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV11 Single Member Private Company	Athens (Greece)	Greece	EUR	26,300	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV12 Single Member Private Company	Athens (Greece)	Greece	EUR	31,000	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV13 Single Member Private Company	Athens (Greece)	Greece	EUR	45,100	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV14 Single Member Private Company	Athens (Greece)	Greece	EUR	121,900	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV15 Single Member Private Company	Athens (Greece)	Greece	EUR	39,000	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV16 Single Member Private Company	Athens (Greece)	Greece	EUR	32,000	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV17 Single Member Private Company	Athens (Greece)	Greece	EUR	50,200	Eni Plen. Renew.Hellas	100.00	100.00	F.C.
SKGRPV18 Single Member Private Company	Athens (Greece)	Greece	EUR	6,200	Eni Plen. Renew.Hellas	100.00	100.00	F.C.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio	Consolidation or valutation method (*)
SKGRPV19Single Member Private Company	Athens (Greece)	Greece	EUR	91,400	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
SKGRPV20 Single Member Private Company	Athens (Greece)	Greece	EUR	59,200	Eni Plen. Renew. Hellas	100.00		100.00	F.C.
Tantalio Renovables SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Spain SLU	100.00		100.00	F.C.
Tebar Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00		100.00	F.C.
Wind Grower SLU	Ourense (Spain)	Spain	EUR	593,000	Eni Plen. T. S. Spain	100.00		100.00	F.C.
Wind Hero SLU	Ourense (Spain)	Spain	EUR	563,000	Eni Plen. T. S. Spain	100.00		100.00	F.C.
Xenon SAS	Argenteuil (France)	France	EUR	1,500,100	Eni Plen. Op. Fr. SAS	0.01	(a)	100.00	F.C.
					Third parties	99.99
Zinnia Solar SLU	Madrid (Spain)	Spain	EUR	3,000	Eni Plen. Ren. Lux. Sàrl	100.00		100.00	F.C.

Power

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
EniPower SpA	San Donato Milanese (MI)	Italy	EUR	200,000,000	Eni SpA Third parties	51.00 49.00	51.00	F.C.
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EUR	144,000,000	EniPower SpA	86.50	44.12	F.C.
					Third parties	13.50

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(a) Controlling interest:	Eni Plenitude Operations France SAS	100.00

Schedule of interests in joint arrangements and associates

PLENITUDE & POWER

Plenitude

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Atis Floating Wind Srl (†)	Milan	Italy	EUR	10,000	Eni New Energy SpA	70.00		Eq.
					Third parties	30.00
Bettercity SpA	Bergamo	Italy	EUR	4,050,000	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
Evogy Srl Società Benefit	Seriate (BG)	Italy	EUR	11,785.71	Evolvere Venture SpA	45.45		Eq.
					Third parties	54.55
GreenIT SpA (†)	San Donato Milanese (MI)	Italy	EUR	50,000	Eni Plenitude SpA SB	51.00		Eq.
					Third parties	49.00
Hergo Renewables SpA (†)	Milan	Italy	EUR	50,000	Eni Plenitude SpA SB	65.00		Eq.
					Third parties	35.00
Krimisa Floating Wind Srl (†)	Milan	Italy	EUR	10,000	Eni New Energy SpA	70.00		Eq.
					Third parties	30.00
Messapia Floating Wind Srl (†)	Milan	Italy	EUR	10,000	Eni New Energy SpA	70.00		Eq.
					Third parties	30.00
Renewable Dispatching Srl	Milan	Italy	EUR	200,000	Evolvere Venture SpA	40.00		Eq.
					Third parties	60.00
Siel Agrisolare Srl (†)	Cesena (FC)	Italy	EUR	10,000	Eni Plen. S&M Italia Srl	51.00		Eq.
					Third parties	49.00
Tate Srl	Bologna	Italy	EUR	408,509.29	Evolvere Venture SpA	36.00		Eq.
					Third parties	64.00

OUTSIDE ITALY
Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Bluebell Solar Class A Holdings II Llc	Wilmington (USA)	USA	USD	82,351,634	Eni New Energy US Inc	99.00		Eq.
					Third parties	1.00
Clarensac Solar SAS	Fuveau (France)	France	EUR	25,000	Eni Plen. Op. Fr. SAS	40.00		Eq.
					Third parties	60.00
Enera Conseil SAS (†)	Clichy (France)	France	EUR	9,690	Eni G&P France SA	51.00		Eq.
					Third parties	49.00
EnerOcean SL (†)	Malaga (Spain)	Spain	EUR	493,320	Eni Plenitude SpA SB	37.70		Eq.
					Third parties	62.30
Evacuación San Serván 400 SL (†)	Madrid (Spain)	Spain	EUR	3,000	Renopool 1 SLU	68.77		Eq.
					Third parties	31.23

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Guillena 400 Promotores SL (†)	Seville (Spain)	Spain	EUR	3,000	Almazara Solar SLU	6.99		Eq.
					Atlante Solar SLU	6.99
					Chapitel Solar SLU	6.99
					Fortaleza Solar SLU	6.99
					Garita Solar SLU	6.99
					Third parties	65.05
Infraestructuras San Serván SET 400 SL (†)	Madrid (Spain)	Spain	EUR	90,000	Renopool 1 SLU	42.31		Eq.
					Third parties	57.69
Instalaciones San Serván II 400 SL (†)	Madrid (Spain)	Spain	EUR	11,026	Renopool 1 SLU	52.38		Eq.
					Third parties	47.62
Novis Renewables Holdings Llc	Wilmington (USA)	USA	USD	100	Eni New Energy US Inc	49.00		Eq.
					Third parties	51.00
Novis Renewables Llc (†)	Wilmington (USA)	USA	USD	100	Eni New Energy US Inc	50.00		Eq.
					Third parties	50.00
Parc Tramuntana SL (†)	Madrid (Spain)	Spain	EUR	3,500	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
Parque Eolico Marino La Janda SL (†)	Jerez de La Frontera (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
Parque Eolico Marino Nordes SL (†)	Madrid (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
Parque Eolico Marino Tarahal SL (†)	Las Palmas de Gran Canaria (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
POW - Polish Offshore Wind-Co Sp zoo (†)	Warsaw (Poland)	Poland	PLN	5,000	Eni Energy Solutions BV	95.00		Eq.
					Third parties	5.00
Promotores Caparacena 400 SL	Madrid (Spain)	Spain	EUR	3,000	Ladronera Solar SLU	8.21		Eq.
					Boceto Solar SLU	7.30
					Cornisa Solar SLU	7.30
					Third parties	77.19
Tramuntana Energy LAB SL (†)	Cerdanyola del Valles (Spain)	Spain	EUR	3,000	Eni Plenitude SpA SB	50.00		Eq.
					Third parties	50.00
Vårgrønn AS (†)	Stavanger (Norway)	Norway	NOK	600,000	Eni Energy Solutions BV	65.00		Eq.
					Third parties	35.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Power

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Società EniPower Ferrara Srl (†)	San Donato Milanese (MI)	Italy	EUR	140,000,000	EniPower SpA	51.00	26.01	J.O.
					Third parties	49.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Corporate and Other activities
Disclosure of detailed information about investments
Schedule of interests in joint arrangements and associates

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership		% Equity ratio	Consolidation or valutation method (*)
Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)	Frascati (RM)	Italy	EUR	1,000,000	Eni SpA Third parties	25.00 75.00			Co.
Energy Dome SpA	Milan	Italy	EUR	182,830.21	Eni Next Llc				Eq.
					Third parties
Saipem SpA (#) (†)	Milan	Italy	EUR	501,669,790.83	Eni SpA	31.19	(a)		Eq.
					Saipem SpA	0.02
					Third parties	68.79

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
Avanti Battery Company	Natick (USA)	USA	USD	683	Eni Next Llc			Eq.
					Third parties
Commonwealth Fusion Systems Llc	Wilmington (USA)	USA	USD	904.64	Eni Next Llc CFS Third parties			Eq.
Cool Planet Technologies Ltd	London (United Kingdom)	United Kingdom	GBP	1,000	Eni Next Llc Third parties			Eq.
CZero Inc	Wilmington (USA)	USA	USD	334	Eni Next Llc Third parties			Eq.
Form Energy Inc	Somerville (USA)	USA	USD	1,129	Eni Next Llc Third parties			Eq.
M2X Energy Inc	Wilmington (USA)	USA	USD	99	Eni Next Llc Third parties			Eq.
sHYp BV PBC	Wilmington (USA)	USA	USD	86	Eni Next Llc Third parties			Eq.
Swift Solar Inc	Wilmington (USA)	USA	USD	740.37	Eni Next Llc Third parties			Eq.
Tecninco Engineering Contractors Llp (†)	Aksai (Kazakhstan)	Kazakhstan	KZT	29,478,455	EniProgetti SpA	49.00		Eq.
					Third parties	51.00
Thiozen Inc	Wilmington (USA)	USA	USD	351	Eni Next Llc Third parties			Eq.

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of Italy or of other EU countries.
(†) Jointly controlled entity.
(a) Controlling interest:	Eni SpA	31.20
	Third parties	68.80

Other activities

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	% Equity ratio	Consolidation or valutation method (*)
HEA SpA (†)	Bologna	Italy	EUR	50,000	Eni Rewind SpA	50.00		Co.
					Third parties	50.00
LabAnalysis Environmental Science Srl (†)	San Giovanni Teatino (CH)	Italy	EUR	100,000	Eni Rewind SpA	30.00		Eq.
					Third parties	70.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(†) Jointly controlled entity.

Schedule of detailed information about other significant investments

CORPORATE AND OTHER ACTIVITIES

Corporate and financial companies

OUTSIDE ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
New Energy One Acquisition Corporation Plc (#)	London (United Kingdom)	United Kingdom	GBP	56,220.61	Eni International BV		F.V.
					Third parties

Other activities

IN ITALY

Company name	Registered office	Country of operation	Currency	Share Capital	Shareholders	% Ownership	Consolidation or valutation method (*)
Ottana Sviluppo ScpA (in bankruptcy)	Nuoro	Italy	EUR	516,000	Eni Rewind SpA	30.00	F.V.
					Third parties	70.00

(*) F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value.
(#) Company with shares quoted on regulated market of extra-EU countries.